Boston Partners Global Equity Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Bermuda - 3.1%
Everest Group Ltd.	8,218	$3,212,663
Hiscox Ltd.	78,436	1,149,492
RenaissanceRe Holdings Ltd.(a)	12,142	2,766,676
		7,128,831

Canada - 1.5%
Cenovus Energy, Inc.	118,315	2,466,216
Teck Resources Ltd. - Class B	21,837	1,136,616
		3,602,832

Finland - 1.6%
Fortum Oyj	78,652	1,201,717
Nordea Bank Abp	208,016	2,558,058
		3,759,775

France - 11.2%
Airbus Group SE	19,541	3,323,947
Alten SA	5,732	738,594
Capgemini SE	8,612	1,744,803
Cie de Saint-Gobain SA	38,850	3,430,107
Eiffage SA	24,657	2,728,043
Rexel SA	128,702	3,911,224
Sanofi SA	27,366	2,679,176
SPIE SA	30,320	1,254,236
TotalEnergies SE	67,129	4,918,154
Vallourec SACA(b)	84,339	1,510,541
		26,238,825

Germany - 9.3%
BASF SE	18,261	966,490
Brenntag SE	13,672	984,871
Commerzbank AG	231,048	3,923,040
Daimler Truck Holding AG	24,489	1,047,788
Deutsche Telekom AG	120,682	2,934,289
Evonik Industries AG	60,269	1,327,632
Infineon Technologies AG	41,589	1,682,622
Rheinmetall AG	7,603	4,382,504
Siemens AG	23,598	4,548,291
		21,797,527

Greece - 0.5%
Hellenic Telecommunications Organization SA	71,306	1,041,993

Ireland - 4.4%
AIB Group PLC	372,742	2,121,151
CRH PLC	66,164	5,221,396
Ryanair Holdings PLC - ADR(a)	24,566	2,988,208
		10,330,755

Italy - 0.9%
Enel SpA	302,694	2,197,767

Japan - 9.4%
Asahi Group Holdings Ltd.	71,800	2,634,086
Fuji Electric Co., Ltd.	20,600	1,228,929
Hitachi Ltd.	14,100	1,452,126
Honda Motor Co., Ltd.	159,500	1,806,133
Kansai Paint Co., Ltd.	121,200	2,023,935
Mitsubishi Chemical Group Corp.	204,000	1,080,419
Mitsubishi Heavy Industries Ltd.	132,600	1,159,952
Mitsubishi UFJ Financial Group, Inc.	171,100	1,817,369
Renesas Electronics Corp.	138,800	2,557,615
Ryohin Keikaku Co., Ltd.	84,800	1,393,112
Sony Group Corp.	21,100	1,732,326
Subaru Corp.	50,700	1,133,384
Sumitomo Mitsui Financial Group, Inc.	29,900	1,956,929
		21,976,315

Netherlands - 4.7%
Aalberts NV	36,537	1,748,214
Heineken NV	16,785	1,684,169
ING Groep NV	207,195	3,701,601
Koninklijke Ahold NV	37,389	1,159,543
Stellantis NV	78,373	1,737,887
STMicroelectronics NV	23,583	995,874
		11,027,288

Singapore - 1.3%
United Overseas Bank Ltd.	131,400	2,996,191

South Korea - 3.5%
Hana Financial Group, Inc.	31,947	1,426,613
KB Financial Group, Inc.	25,424	1,461,633
KT Corp.	49,625	1,324,966
Samsung Electronics Co., Ltd.	73,958	3,918,504
		8,131,716

Spain - 1.2%
Banco Bilbao Vizcaya Argentaria SA	109,308	1,186,137
Bankinter SA	190,315	1,681,091
		2,867,228

Sweden - 1.1%
Loomis AB	39,748	1,106,365
Svenska Handelsbanken AB - Class A	159,565	1,501,606
		2,607,971

Switzerland - 0.8%
Glencore PLC	285,639	1,760,581

United Kingdom - 16.2%
Barratt Developments PLC	264,671	1,716,237
Beazley PLC	233,142	2,061,469
BP PLC	622,237	3,892,372
Coca-Cola Europacific Partners PLC	39,098	2,881,914
Hikma Pharmaceuticals PLC	53,170	1,314,545
IMI PLC	119,806	2,863,520
Inchcape PLC	164,090	1,674,298
Informa PLC	107,993	1,175,391
JD Sports Fashion PLC	770,270	1,265,990
Marks & Spencer Group PLC	533,444	2,063,737
NatWest Group PLC	656,164	2,654,362
Nomad Foods Ltd.	95,754	1,681,440
Shell PLC	136,954	4,943,293
SSE PLC	120,325	2,706,835
Tesco PLC	944,643	3,757,672
WH Smith PLC	82,570	1,209,963
		37,863,038

United States - 27.1%(c)
Amgen, Inc.	9,268	2,834,618
Bank of America Corp.	45,264	1,810,107
Beacon Roofing Supply, Inc.(b)	12,541	1,217,230
Brinker International, Inc.(a)(b)	21,452	1,515,155
Centene Corp.(b)	14,497	1,037,840
Chubb Ltd.	11,146	3,018,560
Cigna Group	6,770	2,333,077
Cisco Systems, Inc.	31,943	1,485,350
ConocoPhillips	13,490	1,571,315
Dell Technologies, Inc. - Class C	6,745	941,332
Elevance Health, Inc.	2,222	1,196,503
Expedia Group, Inc.(b)	11,110	1,253,875
Fidelity National Information Services, Inc.	38,810	2,944,903
Fifth Third Bancorp	59,460	2,224,993
Gen Digital, Inc.	73,618	1,827,935
Global Payments, Inc.	8,481	863,790
Goldman Sachs Group, Inc.(a)	6,222	2,840,468
HCA Healthcare, Inc.(a)	3,318	1,127,291
Huntington Bancshares, Inc.	158,969	2,212,849
J M Smucker Co.	14,378	1,605,160
Jacobs Solutions, Inc.	8,257	1,150,530
Johnson & Johnson	9,742	1,428,859
JPMorgan Chase & Co.	20,497	4,153,307
Kellanova	32,562	1,964,791
McKesson Corp.	3,697	2,105,774
Schlumberger Ltd.	45,644	2,094,603
Southern Co.	25,966	2,080,915
TE Connectivity Ltd.	7,196	1,077,241
Textron, Inc.	35,203	3,084,135
United Rentals, Inc.(a)	2,257	1,510,858
US Foods Holding Corp.(b)	62,451	3,299,286
WillScot Mobile Mini Holdings Corp.(a)(b)	28,531	1,124,977
Zimmer Biomet Holdings, Inc.	22,322	2,570,378
		63,508,005
TOTAL COMMON STOCKS (Cost $174,295,679)		228,836,638

SHORT-TERM INVESTMENTS - 5.7%
Tri-State Deposit, 5.45%(d)	4,588,554	4,588,554

Investments Purchased with Proceeds from Securities Lending - 3.7%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 5.52%(d)	8,693,626	8,693,626
TOTAL SHORT-TERM INVESTMENTS (Cost $13,282,180)		13,282,180

TOTAL INVESTMENTS - 103.5% (Cost $187,577,859)		$242,118,818
Money Market Deposit Account - 0.6%(e)		1,458,134
Liabilities in Excess of Other Assets - (4.1)%		(9,521,624)
TOTAL NET ASSETS - 100.0%		$234,055,328

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	All or a portion of this security is on loan as of May 31, 2024. The total market value of these securities was $8,518,881 which represented 3.6% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(d)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2024 was 5.17%.

Industry classifications may be different than those used for compliance monitoring purposes.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	81,851,701	146,984,937	–	228,836,638
Short-Term Investments	–	4,588,554	–	4,588,554
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	8,693,626
Total Investments	81,851,701	151,573,491	–	242,118,818

Refer to the Schedule of Investments for additional information.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2024, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission